Financial instruments	6 Months Ended
Jun. 30, 2015
Financial instruments
27 Financial instruments
The disclosure of the Group’s financial instruments below includes the following sections:
– Concentration of credit risk;
– Fair value measurement (including fair value hierarchy, transfers between levels; level 3 reconciliation; qualitative and quantitative disclosures of valuation techniques and nonrecurring fair value changes)
– Fair value option; and
– Disclosures about fair value of financial instruments not carried at fair value.
Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.
> Refer to “Note 34 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2014 for further information on the Group’s concentrations of credit risk.
Fair value measurement
A significant portion of the Group’s financial instruments are carried at fair value. Deterioration of financial markets could significantly impact the fair value of these financial instruments and the results of operations.
The fair value of the majority of the Group’s financial instruments is based on quoted prices in active markets or observable inputs. These instruments include government and agency securities, certain CP, most investment grade corporate debt, certain high yield debt securities, exchange-traded and certain OTC derivative instruments and most listed equity securities.
In addition, the Group holds financial instruments for which no prices are available and which have little or no observable inputs. For these instruments, the determination of fair value requires subjective assessment and judgment, depending on liquidity, pricing assumptions, the current economic and competitive environment and the risks affecting the specific instrument. In such circumstances, valuation is determined based on management’s own judgments about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These instruments include certain OTC derivatives, including equity and credit derivatives, certain corporate equity-linked securities, mortgage-related and CDO securities, private equity investments, certain loans and credit products, including leveraged finance, certain syndicated loans and certain high yield bonds, and life finance instruments.
The fair value of financial assets and liabilities is impacted by factors such as benchmark interest rates, prices of financial instruments issued by third parties, commodity prices, foreign exchange rates and index prices or rates. In addition, valuation adjustments are an integral part of the valuation process when market prices are not indicative of the credit quality of a counterparty, and are applied to both OTC derivatives and debt instruments. The impact of changes in a counterparty’s credit spreads (known as CVA) is considered when measuring the fair value of assets and the impact of changes in the Group’s own credit spreads (known as DVA) is considered when measuring the fair value of its liabilities. For OTC derivatives, the impact of changes in both the Group’s and the counterparty’s credit standing is considered when measuring their fair value, based on current CDS prices. The adjustments also take into account contractual factors designed to reduce the Group’s credit exposure to a counterparty, such as collateral held and master netting agreements. For hybrid debt instruments with embedded derivative features, the impact of changes in the Group’s credit standing is considered when measuring their fair value, based on current funded debt spreads.
ASU 2011-04 permits a reporting entity to measure the fair value of a group of financial assets and financial liabilities on the basis of the price that would be received to sell a net long position or paid to transfer a net short position for a particular risk exposure in an orderly transaction between market participants at the measurement date. As such, the Group continues to apply bid and offer adjustments to net portfolios of cash securities and/or derivative instruments to adjust the value of the net position from a mid-market price to the appropriate bid or offer level that would be realized under normal market conditions for the net long or net short position for a specific market risk. In addition, the Group reflects the net exposure to credit risk for its derivative instruments where the Group has legally enforceable agreements with its counterparties that mitigate credit risk exposure in the event of default. Valuation adjustments are recorded in a reasonable and consistent manner that results in an allocation to the relevant disclosures in the notes to the financial statements as if the valuation adjustment had been allocated to the individual unit of account.
Fair value hierarchy
The levels of the fair value hierarchy are defined as follows:
– Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.
– Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current or price quotations vary substantially either over time or among market makers, or in which little information is publicly available; (iii) inputs other than quoted prices that are observable for the asset or liability; or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.
– Level 3: Inputs that are unobservable for the asset or liability. These inputs reflect the Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Group’s own data. The Group’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.
Assets and liabilities measured at fair value on a recurring basis
end of 2Q15	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	240	0	–		240
Interest-bearing deposits with banks	0	2	0	–		2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	80,490	146	–		80,636
Debt	112	471	0	–		583
of which corporates	0	297	0	–		297
Equity	28,208	60	0	–		28,268
Securities received as collateral	28,320	531	0	–		28,851
Debt	27,505	52,170	3,696	–		83,371
of which foreign governments	27,334	4,218	314	–		31,866
of which corporates	16	18,241	1,243	–		19,500
of which RMBS	0	22,358	585	–		22,943
of which CMBS	0	4,467	158	–		4,625
of which CDO	0	2,849	1,195	–		4,044
Equity	73,447	5,191	1,688	–		80,326
Derivatives	6,755	373,381	4,856	(354,997)		29,995
of which interest rate products	1,486	265,363	1,141	–		–
of which foreign exchange products	185	62,869	372	–		–
of which equity/index-related products	5,081	22,685	938	–		–
of which credit derivatives	0	19,874	1,292	–		–
Other	2,513	5,586	3,897	–		11,996
Trading assets	110,220	436,328	14,137	(354,997)		205,688
Debt	2,090	1,044	145	–		3,279
of which foreign governments	1,796	0	0	–		1,796
of which corporates	0	254	0	–		254
of which RMBS	0	542	145	–		687
of which CMBS	0	246	0	–		246
Equity	2	86	3	–		91
Investment securities	2,092	1,130	148	–		3,370
Private equity	0	0	1,094	–		1,094
of which equity funds	0	0	459	–		459
Hedge funds	0	104	237	–		341
of which debt funds	0	69	232	–		301
Other equity investments	5	83	1,471	–		1,559
of which private	0	83	1,469	–		1,552
Life finance instruments	0	2	1,625	–		1,627
Other investments	5	189	4,427	–		4,621
Loans	0	11,509	8,269	–		19,778
of which commercial and industrial loans	0	5,784	5,306	–		11,090
of which financial institutions	0	3,906	1,820	–		5,726
Other intangible assets (mortgage servicing rights)	0	0	81	–		81
Other assets	1,958	21,702	5,653	(1,169)		28,144
of which loans held-for-sale	0	15,565	5,291	–		20,856
Total assets at fair value	142,595	552,121	32,861	(356,166)		371,411
Less other investments - equity at fair value attributable to noncontrolling interests	(4)	(38)	(661)	–		(703)
Less assets consolidated under ASU 2009-17 [2]	0	(8,254)	(2,929)	–		(11,183)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	142,591	543,829	29,271	(356,166)		359,525
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2Q15	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	635	0	–		635
Customer deposits	0	3,917	58	–		3,975
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	41,920	0	–		41,920
Debt	112	471	0	–		583
of which corporates	0	297	0	–		297
Equity	28,208	60	0	–		28,268
Obligation to return securities received as collateral	28,320	531	0	–		28,851
Debt	10,486	4,257	21	–		14,764
of which foreign governments	10,421	832	0	–		11,253
of which corporates	15	3,211	21	–		3,247
Equity	17,974	98	5	–		18,077
Derivatives	6,730	378,879	4,387	(363,447)		26,549
of which interest rate products	1,476	256,415	897	–		–
of which foreign exchange products	174	76,307	285	–		–
of which equity/index-related products	5,072	24,218	1,151	–		–
of which credit derivatives	0	19,349	1,457	–		–
Trading liabilities	35,190	383,234	4,413	(363,447)		59,390
Short-term borrowings	0	4,038	218	–		4,256
Long-term debt	0	62,670	13,847	–		76,517
of which treasury debt over two years	0	6,064	0	–		6,064
of which structured notes over two years	0	32,913	9,563	–		42,476
of which non-recourse liabilities	0	9,185	2,785	–		11,970
Other liabilities	0	13,368	2,070	(1,262)		14,176
of which failed sales	0	801	514	–		1,315
Total liabilities at fair value	63,510	510,313	20,606	(364,709)		229,720
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q14	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	304	0	–		304
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	104,206	77	–		104,283
Debt	121	781	0	–		902
of which corporates	0	745	0	–		745
Equity	25,908	44	0	–		25,952
Securities received as collateral	26,029	825	0	–		26,854
Debt	31,937	57,989	4,465	–		94,391
of which foreign governments	31,708	4,869	454	–		37,031
of which corporates	28	22,493	1,435	–		23,956
of which RMBS	0	22,150	612	–		22,762
of which CMBS	0	5,293	257	–		5,550
of which CDO	0	3,185	1,421	–		4,606
Equity	86,333	6,395	1,566	–		94,294
Derivatives	4,467	615,639	6,823	(588,917)		38,012
of which interest rate products	1,616	466,890	1,803	–		–
of which foreign exchange products	118	89,101	301	–		–
of which equity/index-related products	2,711	26,644	1,063	–		–
of which credit derivatives	0	24,451	2,569	–		–
Other	2,986	7,122	4,326	–		14,434
Trading assets	125,723	687,145	17,180	(588,917)		241,131
Debt	2,368	315	0	–		2,683
of which foreign governments	2,066	0	0	–		2,066
of which corporates	0	313	0	–		313
Equity	2	103	3	–		108
Investment securities	2,370	418	3	–		2,791
Private equity	0	0	1,286	–		1,286
of which equity funds	0	0	585	–		585
Hedge funds	0	219	314	–		533
of which debt funds	0	181	302	–		483
Other equity investments	77	75	1,849	–		2,001
of which private	0	70	1,850	–		1,920
Life finance instruments	0	0	1,834	–		1,834
Other investments	77	294	5,283	–		5,654
Loans	0	13,560	9,353	–		22,913
of which commercial and industrial loans	0	5,816	5,853	–		11,669
of which financial institutions	0	6,227	1,494	–		7,721
Other intangible assets (mortgage servicing rights)	0	0	70	–		70
Other assets	2,457	23,489	7,468	(1,094)		32,320
of which loans held-for-sale	0	16,107	6,851	–		22,958
Total assets at fair value	156,656	830,241	39,434	(590,011)		436,320
Less other investments - equity at fair value attributable to noncontrolling interests	(75)	(133)	(821)	–		(1,029)
Less assets consolidated under ASU 2009-17 [2]	0	(9,123)	(3,155)	–		(12,278)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	156,581	820,985	35,458	(590,011)		423,013
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q14	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	823	0	–		823
Customer deposits	0	3,161	100	–		3,261
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	54,732	0	–		54,732
Debt	121	781	0	–		902
of which corporates	0	745	0	–		745
Equity	25,908	44	0	–		25,952
Obligation to return securities received as collateral	26,029	825	0	–		26,854
Debt	11,678	4,914	1	–		16,593
of which foreign governments	11,530	757	0	–		12,287
of which corporates	21	3,917	1	–		3,939
Equity	19,060	122	2	–		19,184
Derivatives	4,594	619,787	6,414	(593,917)		36,878
of which interest rate products	1,585	458,894	1,202	–		–
of which foreign exchange products	234	101,461	560	–		–
of which equity/index-related products	2,744	26,746	1,466	–		–
of which credit derivatives	0	23,479	2,760	–		–
Trading liabilities	35,332	624,823	6,417	(593,917)		72,655
Short-term borrowings	0	3,766	95	–		3,861
Long-term debt	0	66,558	14,608	–		81,166
of which treasury debt over two years	0	8,616	0	–		8,616
of which structured notes over two years	0	31,083	10,267	–		41,350
of which non-recourse liabilities	0	10,126	2,952	–		13,078
Other liabilities	0	14,795	3,363	(1,220)		16,938
of which failed sales	0	652	616	–		1,268
Total liabilities at fair value	61,361	769,483	24,583	(595,137)		260,290
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
Transfers between level 1 and level 2
All transfers between level 1 and level 2 are reported through the last day of the reporting period.
In 6M15, transfers to level 1 out of level 2 were from trading assets and trading liabilities. The transfers from trading assets were primarily in exchange traded derivatives and equity as prices became observable. The transfers from trading liabilities were primarily in exchange traded derivatives as prices became observable.
In 6M15, transfers out of level 1 to level 2 were from trading assets and from trading liabilities. The transfers were primarily in equity for which suitable closing prices were unobtainable as of the end of 6M15.
Transfers between level 1 and level 2
in	6M15		6M14
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	54	46	400	11
Equity	380	491	409	78
Derivatives	3,290	23	4,693	1
Trading assets	3,724	560	5,502	90
Liabilities (CHF million)
Debt	88	21	312	0
Equity	53	82	129	81
Derivatives	3,310	80	4,746	19
Trading liabilities	3,451	183	5,187	100
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues
6M15	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	0	0	0	0	74	0	0		0	0		0	(5)	146
Debt	4,465	434	(681)	1,288	(1,665)	0	0	(5)		208	0		0	(348)	3,696
of which corporates	1,435	114	(131)	495	(677)	0	0	(4)		157	0		0	(146)	1,243
of which RMBS	612	259	(300)	476	(483)	0	0	(2)		58	0		0	(35)	585
of which CMBS	257	20	(47)	139	(169)	0	0	2		(31)	0		0	(13)	158
of which CDO	1,421	17	(161)	158	(203)	0	0	(1)		42	0		0	(78)	1,195
Equity	1,566	114	(273)	603	(296)	0	0	13		53	0		0	(92)	1,688
Derivatives	6,823	1,130	(593)	0	0	848	(2,786)	(27)		(172)	0		2	(369)	4,856
of which interest rate products	1,803	23	(198)	0	0	281	(364)	(6)		(301)	0		0	(97)	1,141
of which equity/index-related products	1,063	306	(91)	0	0	191	(503)	2		26	0		2	(58)	938
of which credit derivatives	2,569	656	(304)	0	0	170	(1,472)	(24)		(181)	0		0	(122)	1,292
Other	4,326	707	(540)	2,464	(2,871)	0	(116)	6		155	0		0	(234)	3,897
Trading assets	17,180	2,385	(2,087)	4,355	(4,832)	848	(2,902)	(13)		244	0		2	(1,043)	14,137
Investment securities	3	0	(65)	215	(2)	0	(8)	7		1	0		0	(3)	148
Equity	3,449	0	(5)	116	(503)	0	0	0		3	0		(36)	(222)	2,802
Life finance instruments	1,834	0	0	100	(163)	0	0	0		(45)	0		0	(101)	1,625
Other investments	5,283	0	(5)	216	(666)	0	0	0		(42)	0		(36)	(323)	4,427
Loans	9,353	631	(750)	334	(665)	1,295	(1,391)	0		(5)	0		13	(546)	8,269
of which commercial and industrial loans	5,853	360	(154)	12	(502)	825	(763)	0		23	0		5	(353)	5,306
of which financial institutions	1,494	240	(132)	26	(21)	452	(132)	0		(28)	0		8	(87)	1,820
Other intangible assets (mortgage servicing rights)	70	0	0	10	0	0	0	0		6	0		0	(5)	81
Other assets	7,468	1,260	(2,460)	2,880	(2,359)	478	(960)	(2)		(131)	0		(13)	(508)	5,653
of which loans held-for-sale [2]	6,851	1,259	(2,415)	2,832	(2,242)	478	(960)	1		(21)	0		(13)	(479)	5,291
Total assets at fair value	39,434	4,276	(5,367)	8,010	(8,524)	2,695	(5,261)	(8)		73	0		(34)	(2,433)	32,861
Liabilities (CHF million)
Customer deposits	100	15	(20)	0	0	0	(28)	0		0	0		0	(9)	58
Trading liabilities	6,417	971	(1,039)	37	(18)	588	(2,054)	27		(175)	(2)		1	(340)	4,413
of which interest rate derivatives	1,202	27	(233)	0	0	95	(142)	(3)		17	0		1	(67)	897
of which foreign exchange derivatives	560	2	0	0	0	3	(43)	0		(210)	0		0	(27)	285
of which equity/index-related derivatives	1,466	44	(468)	0	0	129	(190)	43		214	0		0	(87)	1,151
of which credit derivatives	2,760	766	(332)	0	0	164	(1,567)	(13)		(188)	(2)		0	(131)	1,457
Short-term borrowings	95	49	(10)	0	0	175	(90)	0		7	0		0	(8)	218
Long-term debt	14,608	1,189	(2,724)	0	0	4,926	(3,108)	6		(185)	0		0	(865)	13,847
of which structured notes over two years	10,267	454	(1,901)	0	0	3,688	(2,209)	8		(125)	0		0	(619)	9,563
of which non-recourse liabilities	2,952	626	(655)	0	0	552	(470)	(2)		(52)	0		0	(166)	2,785
Other liabilities	3,363	45	(1,129)	104	(72)	0	(178)	0		(83)	7		214	(201)	2,070
of which failed sales	616	4	(4)	91	(46)	0	0	2		(115)	0		0	(34)	514
Total liabilities at fair value	24,583	2,269	(4,922)	141	(90)	5,689	(5,458)	33		(436)	5		215	(1,423)	20,606
Net assets/(liabilities) at fair value	14,851	2,007	(445)	7,869	(8,434)	(2,994)	197	(41)		509	(5)		(249)	(1,010)	12,255
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (129) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues
6M14	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	204	0	(135)	0	0	0	0	0		0	0		0	0	69
Debt	5,069	518	(1,261)	3,644	(3,747)	0	0	(44)		410	0		0	11	4,600
of which corporates	2,128	135	(487)	837	(1,062)	0	0	(59)		272	0		0	10	1,774
of which RMBS	436	309	(252)	430	(439)	0	0	12		55	0		0	(3)	548
of which CMBS	417	44	(181)	172	(102)	0	0	1		(15)	0		0	(2)	334
of which CDO	1,567	17	(130)	1,950	(2,097)	0	0	(1)		68	0		0	(5)	1,369
Equity	595	117	(231)	303	(266)	0	0	42		118	0		0	(4)	674
Derivatives	5,217	368	(266)	0	0	1,542	(2,134)	19		384	0		0	(5)	5,125
of which interest rate products	1,574	31	(12)	0	0	92	(361)	5		381	0		0	3	1,713
of which equity/index-related products	1,240	24	(123)	0	0	192	(257)	14		(157)	0		0	(1)	932
of which credit derivatives	1,138	251	(124)	0	0	314	(504)	(3)		28	0		0	(3)	1,097
Other	2,829	279	(449)	1,372	(1,085)	0	(122)	6		259	0		0	(7)	3,082
Trading assets	13,710	1,282	(2,207)	5,319	(5,098)	1,542	(2,256)	23		1,171	0		0	(5)	13,481
Investment securities	2	0	0	0	0	0	0	0		0	0		0	1	3
Equity	5,369	0	(14)	479	(3,027)	0	0	0		33	0		441	13	3,294
Life finance instruments	1,600	0	0	100	(154)	0	0	0		65	0		0	(6)	1,605
Other investments	6,969	0	(14)	579	(3,181)	0	0	0		98	0		441	7	4,899
Loans	7,998	109	(366)	172	(912)	2,516	(896)	1		4	0		2	(30)	8,598
of which commercial and industrial loans	5,309	107	(276)	161	(628)	1,799	(758)	1		5	0		0	(21)	5,699
of which financial institutions	1,322	2	(17)	11	(81)	429	(98)	0		3	0		4	(3)	1,572
Other intangible assets (mortgage servicing rights)	42	0	0	26	0	0	0	0		0	0		(2)	0	66
Other assets	6,159	1,428	(1,561)	2,407	(2,181)	347	(827)	19		127	0		(1)	6	5,923
of which loans held-for-sale	5,615	1,427	(1,544)	2,159	(2,118)	346	(828)	25		152	0		(1)	9	5,242
Total assets at fair value	35,084	2,819	(4,283)	8,503	(11,372)	4,405	(3,979)	43		1,400	0		440	(21)	33,039
Liabilities (CHF million)
Customer deposits	55	0	0	0	0	25	0	0		2	0		0	5	87
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	114	0	(114)	0	0	0	0	0		0	0		0	0	0
Trading liabilities	5,564	519	(754)	22	(18)	838	(1,766)	214		307	0		0	(11)	4,915
of which interest rate derivatives	1,129	36	(6)	0	0	42	(234)	4		216	0		0	(2)	1,185
of which foreign exchange derivatives	938	0	(2)	0	0	3	(144)	(4)		(94)	0		0	(1)	696
of which equity/index-related derivatives	1,896	190	(589)	0	0	402	(691)	209		(147)	0		0	(5)	1,265
of which credit derivatives	1,230	266	(152)	0	0	206	(542)	7		279	0		0	(3)	1,291
Short-term borrowings	165	13	(35)	0	0	249	(294)	(1)		2	0		0	2	101
Long-term debt	9,780	605	(1,840)	0	0	3,386	(1,885)	11		300	0		0	(44)	10,313
of which structured notes over two years	6,217	220	(971)	0	0	2,493	(778)	8		217	0		0	(32)	7,374
of which non-recourse liabilities	2,552	378	(583)	0	0	330	(673)	16		14	0		0	(6)	2,028
Other liabilities	2,861	79	(93)	262	(630)	633	(170)	14		94	4		269	2	3,325
of which failed sales	1,143	65	(42)	78	(560)	0	0	0		47	0		(2)	(2)	727
Total liabilities at fair value	18,539	1,216	(2,836)	284	(648)	5,131	(4,115)	238		705	4		269	(46)	18,741
Net assets/(liabilities) at fair value	16,545	1,603	(1,447)	8,219	(10,724)	(726)	136	(195)		695	(4)		171	25	14,298
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	6M15				6M14
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	468	(254)	214	[1]	500	167	667	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(464)	(62)	(526)		(528)	74	(454)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.
Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.
The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.
Transfers in and out of level 3
Transfers into level 3 assets during 6M15 were CHF 4,276 million, primarily from trading assets and loans held-for-sale. The transfers were primarily in the corporate credit, non-strategic and equity derivatives businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 6M15 were CHF 5,367 million, primarily in loans held-for-sale and trading assets. The transfers out of level 3 assets were primarily in the corporate credit, securitized products, alternative investment and emerging markets businesses due to improved observability of pricing data and increased availability of pricing information from external providers.
Transfers into level 3 assets during 2Q15 were CHF 1,676 million, primarily from trading assets, loans and loans held-for-sale. The transfers were primarily in the corporate credit business due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2Q15 were CHF 2,024 million, primarily in loans held-for-sale and trading assets. The transfers out of level 3 assets were primarily in the corporate credit and alternative investment businesses due to improved observability of pricing data and increased availability of pricing information from external providers.
Qualitative disclosures of valuation techniques
Overview
The Group has implemented and maintains a valuation control framework, which is supported by policies and procedures that define the principles for controlling the valuation of the Group’s financial instruments. Product Control and Risk Management create, review and approve significant valuation policies and procedures. The framework includes three main internal processes: (i) valuation governance; (ii) independent price verification and significant unobservable inputs review; and (iii) a cross-functional pricing model review. Through this framework, the Group determines the reasonableness of the fair value of its financial instruments.
On a monthly basis, meetings are held for each business line with senior representatives of the Front Office and Product Control to discuss independent price verification results, valuation adjustments, and other significant valuation issues. On a quarterly basis, a review of significant changes in the fair value of financial instruments is undertaken by Product Control and conclusions are reached regarding the reasonableness of those changes. Additionally, on a quarterly basis, meetings are held for each business line with senior representatives of the Front Office, Product Control, Risk Management, and Financial Accounting to discuss independent price verification results, valuation issues, business and market updates, as well as a review of significant changes in fair value from the prior quarter, significant unobservable inputs and prices used in valuation techniques, and valuation adjustments.
The results of these meetings are aggregated for presentation to the Valuation and Risk Management Committee (VARMC) and the Audit Committee. The VARMC, which is comprised of Executive Board members and the heads of the business and control functions, meets to review and ratify valuation review conclusions, and to resolve significant valuation issues for the Group. Oversight of the valuation control framework is through specific and regular reporting on valuation directly to the Group’s Executive Board through the VARMC.
One of the key components of the governance process is the segregation of duties between the Front Office and Product Control. The Front Office is responsible for measuring inventory at fair value on a daily basis, while Product Control is responsible for independently reviewing and validating those valuations on a periodic basis. The Front Office values the inventory using, wherever possible, observable market data which may include executed transactions, dealer quotes, or broker quotes for the same or similar instruments. Product Control validates this inventory using independently sourced data that also includes executed transactions, dealer quotes, and broker quotes.
Product Control utilizes independent pricing service data as part of their review process. Independent pricing service data is analyzed to ensure that it is representative of fair value including confirming that the data corresponds to executed transactions or executable broker quotes, review and assessment of contributors to ensure they are active market participants, review of statistical data and utilization of pricing challenges. The analysis also includes understanding the sources of the pricing service data and any models or assumptions used in determining the results. The purpose of the review is to judge the quality and reliability of the data for fair value measurement purposes and its appropriate level of usage within the Product Control independent valuation review.
For certain financial instruments the fair value is estimated in full or in part using valuation techniques based on assumptions that are not supported by market observable prices, rates, or other inputs. In addition, there may be uncertainty about a valuation, which results from the choice of valuation technique or model used, the assumptions embedded in those models, the extent to which inputs are not market observable, or as a consequence of other elements affecting the valuation technique or model. Model calibration is performed when significant new market information becomes available or at a minimum on a quarterly basis as part of the business review of significant unobservable inputs for level 3 instruments. For models that have been deemed to be significant to the overall fair value of the financial instrument, model validation is performed as part of the periodic review of the related model.
The Group performs a sensitivity analysis of its significant level 3 financial instruments. This sensitivity analysis estimates a fair value range by changing the related significant unobservable inputs value. This sensitivity analysis is an internal mechanism to monitor the impact of reasonable alternative inputs or prices for level 3 financial instruments. Where a model-based technique is used to determine the fair value of the level 3 financial instrument, an alternative input value is utilized to derive an estimated fair value range. Where a price-based technique is used to determine the fair value of the level 3 financial instruments, Front Office professional judgment is used to estimate a fair value range.
The following information on the valuation techniques and significant unobservable inputs of the various financial instruments, and the sensitivity of fair value measurements to changes in significant unobservable inputs, should be read in conjunction with the tables “Quantitative information about level 3 assets at fair value” and “Quantitative information about level 3 liabilities at fair value”.
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements and securities sold under repurchase agreements are measured at fair value using discounted cash flow analysis. Future cash flows are discounted using observable market interest rate repurchase/resale curves for the applicable maturity and underlying collateral of the instruments. As such, the significant majority of both securities purchased under resale agreements and securities sold under repurchase agreements are included in level 2 of the fair value hierarchy. Structured resale and repurchase agreements include embedded derivatives, which are measured using the same techniques as described below for stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships. If the value of the embedded derivative is determined using significant unobservable inputs, those structured resale and repurchase agreements are classified within level 3 of the fair value hierarchy. The significant unobservable input is funding spread.
Securities purchased under resale agreements are usually fully collateralized or over collateralized by government securities, money market instruments, corporate bonds, or other debt instruments. In the event of counterparty default, the collateral service agreement provides the Group with the right to liquidate the collateral held.
Debt securities
Foreign governments and corporates
Government debt securities typically have quoted prices in active markets and are categorized as level 1 instruments. For debt securities for which market prices are not available, valuations are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. Those securities where the price or model inputs are observable in the market are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable are categorized as level 3 of the fair value hierarchy.
Corporate bonds are priced to reflect current market levels either through recent market transactions or broker or dealer quotes. Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity), or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads. Significant unobservable inputs may include price, buyback probability, correlation and credit spread. For securities using market comparable price, the differentiation between level 2 and level 3 is based upon the relative significance of any yield adjustments as well as the accuracy of the comparison characteristics (i.e., the observable comparable security may be in the same country but a different industry and may have a different seniority level – the lower the comparability the more likely the security will be level 3).
CMBS, RMBS and CDO securities
Fair values of RMBS, CMBS and CDO may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Fair values of RMBS, CMBS and CDO for which there are significant unobservable inputs are valued using capitalization rate and discount rate. Price may not be observable for fair value measurement purposes for many reasons, such as the length of time since the last executed transaction for the related security, use of a price from a similar instrument, or use of a price from an indicative quote. Fair values determined by market comparable price may include discounted cash flow models using the inputs prepayment rate, default rate, loss severity, discount rate and credit spread. Prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness.
For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on the Front Office’s own assumptions about how market participants would price the asset. Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.
Equity securities
The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instruments. Level 2 and level 3 equities include fund-linked products, convertible bonds or equity securities with restrictions that are not traded in active markets. Significant unobservable inputs may include market comparable price, earnings before interest, taxes, depreciation and amortization (EBITDA) multiple, capitalization rate and volatility.
Derivatives
Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives. The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. For exchange-traded derivatives where the volume of trading is low, the observable exchange prices may not be considered executable at the reporting date. These derivatives are valued in the same manner as similar observable OTC derivatives and are included in level 2 of the fair value hierarchy. If the similar OTC derivative used for valuing the exchange-traded derivative is not observable, than the exchange-traded derivative is included in level 3 of the fair value hierarchy.
The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, mean reversion, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made. OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of the value is derived from unobservable inputs are categorized as level 3 of the fair value hierarchy.
Our valuation of derivatives includes an adjustment for the cost of funding uncollateralized OTC derivatives.
Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions, and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange-traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to correlation, volatility skew, prepayment rate, credit spread, basis spread, mean reversion and gap risk.
Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange-traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to prepayment rate and correlation.
Equity and index-related derivatives
Equity derivatives include vanilla options and swaps in addition to different types of exotic options. Inputs for equity derivatives can include correlation, volatility, skew, buyback probability, price and EBITDA multiple.
Generally, the interrelationship between the volatility, skew and correlation is positively correlated.
Credit derivatives
Credit derivatives include index and single name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spread and recovery rate.
Complex structured credit derivatives are valued using proprietary models requiring unobservable inputs such as recovery rate, credit spread, correlation and funding spread. These inputs are generally implied from available market observable data. Fair values determined by price may include discounted cash flow models using the inputs prepayment rate, default rate, loss severity and discount rate.
Other trading assets
Other trading assets primarily include RMBS loans and life settlement and premium finance instruments. Life settlement and premium finance instruments are valued using proprietary models with several inputs. The significant unobservable inputs of the fair value for life settlement and premium finance instruments is the estimate of market implied life expectancy, while for RMBS loans it is market comparable price.
For life settlement and premium finance instruments, individual life expectancy rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual-specific multipliers are determined based on data from third-party life expectancy data providers, which examine the insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate.
For RMBS loans, the use of market comparable price varies depending upon each specific loan. For some loans, similar to unobservable RMBS securities, prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness. For other RMBS loans, the loans are categorized by specific characteristics, such as loan-to-value ratio, average account balance, loan type (single or multi-family), lien, seasoning, coupon, FICO score, locality, delinquency status, cash flow velocity, roll rates, loan purpose, occupancy, servicers advance agreement type, modification status, Federal Housing Administration insurance, property value and documentation quality. Loans with unobservable prices are put into consistent buckets which are then compared to market observable comparable prices in order to assess the reasonableness of those unobservable prices.
Other investments
Private equity, hedge funds and other equity investments
Other equity investments principally includes equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity-method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.
Direct investments in third-party hedge funds, private equity funds and funds of funds are measured at fair value based on their published net asset values (NAVs). Most of these investments are classified as level 3 of the fair value hierarchy, as there are restrictions imposed upon the redemption of the funds at their NAV in the near term. In some cases, NAVs may be adjusted where there is sufficient evidence that the NAV published by the investment manager is not current with observed market movements, it is probable that these investments will be sold for an amount other than NAV or there exist other circumstances that would require an adjustment to the published NAV. Although rarely adjusted, significant judgment is involved in making any adjustments to the published NAVs.
Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in non-marketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. Unobservable input may include contingent probability. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.
Life finance instruments
Life finance instruments include Single Premium Immediate Annuities (SPIA) and other premium finance instruments. Life finance instruments are valued in a similar manner as described for life settlement and premium finance instruments under the other trading assets section above.
Loans
The Group’s loan portfolio which is measured at fair value primarily consists of commercial and industrial loans and loans to financial institutions. Within these categories, loans measured at fair value include commercial loans, real estate loans, corporate loans, leverage finance loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.
Both the funded and unfunded portion of revolving credit lines on the corporate lending portfolio are valued using a CDS pricing model, which requires estimates of significant inputs including credit spreads, recovery rates, credit conversion factors, and weighted average life of the loan. Significant unobservable inputs may include credit spread, recovery rate and price.
The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis and is consistent with the valuation of RMBS loans discussed in “Other trading assets” above. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP are determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available.
Accrual based Private Banking & Wealth Management loans, for which an estimated fair value is disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below, include consumer loans relating to mortgages, loans collateralized by securities or consumer finance, as well as corporate and institutional loans relating to real estate, commercial and industrial loans, and loans to financial institutions, governments and public institutions. Fair values for these loans are determined by using a discounted cash flow model. Future cash flows are discounted using risk-adjusted discount rates which are derived from observable market interest rates for the applicable maturity and currency and from counterparty-related credit spreads.
Deposits
Accrual based deposits with a stated maturity, for which an estimated fair value is disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below, are generally fair valued by using a discounted cash flow model incorporating the Group’s credit spreads. The estimated fair value of accrual accounted deposits without a stated maturity approximates the carrying amount; however, the value does not include an estimate of the value attributed to the long-term relationships with its customers that in the aggregate adds significant value to the Group’s stable deposit base.
Short-term borrowings and long-term debt
The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt. The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the Group’s stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns. Significant unobservable inputs for long-term debt include buyback probability, gap risk, correlation, volatility, credit spread and price.
Generally, the interrelationships between volatility, correlation, gap risk and credit spread inputs are positively correlated.
Other liabilities
Failed sales
These liabilities represent the financing of assets that did not achieve sale accounting treatment under US GAAP. Failed sales are valued in a manner consistent with the related underlying financial instruments.
Short-term financial instruments
Certain short-term financial instruments are not carried at fair value on the balance sheet, but a fair value has been disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below. These instruments include: cash and due from banks, cash collateral receivables and payables and other receivables and payables arising in the ordinary course of business. For these financial instruments, the carrying value approximates the fair value due to the relatively short period of time between their origination and expected realization, as well as the minimal credit risk inherent in these instruments.
Sensitivity of fair value measurements to changes in significant unobservable inputs
For level 3 assets with a significant unobservable input of buyback probability, EBITDA multiple, market implied life expectancy (for life finance instruments), correlation, price, volatility, volatility skew, funding spread, contingent probability and recovery rate, in general, an increase in the significant unobservable input would increase the fair value. For level 3 assets with a significant unobservable input of market implied life expectancy (for life settlement and premium finance instruments), capitalization rate, discount rate, prepayment rate, mean reversion and credit spread, in general, an increase in the significant unobservable input would decrease the fair value.
For level 3 liabilities, in general, an increase in the related significant unobservable inputs would have the inverse impact on fair value. An increase in the significant unobservable input gap risk would increase the fair value. An increase in the significant unobservable inputs basis spread and skew would decrease the fair value.
Interrelationships between significant unobservable inputs
Except as noted above, there are no material interrelationships between the significant unobservable inputs for the financial instruments. As the significant unobservable inputs move independently, generally an increase or decrease in one significant unobservable input will have no impact on the other significant unobservable inputs.
Quantitative disclosures of valuation techniques
The following tables provide the representative range of minimum and maximum values and the associated weighted averages of each significant unobservable input for level 3 assets and liabilities by the related valuation technique most significant to the related financial instrument.
Quantitative information about level 3 assets at fair value
end of 2Q15	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	146	Discounted cash flow	Funding spread, in bp		350	475	361
Debt	3,696
of which corporates	1,243
of which	227	Option model	Correlation, in %		(88)	97	16
			Buyback probability, in %	[2]	50	100	59
of which	377	Market comparable	Price, in %		0	120	58
of which	446	Discounted cash flow	Credit spread, in bp		16	700	370
of which RMBS	585	Discounted cash flow	Discount rate, in %		0	39	9
			Prepayment rate, in %		0	28	6
			Default rate, in %		0	21	4
			Loss severity, in %		0	100	58
of which CMBS	158	Discounted cash flow	Capitalization rate, in %		7	8	7
			Discount rate, in %		3	38	13
			Prepayment rate, in %		0	15	8
			Default rate, in %		0	30	2
			Loss severity, in %		0	35	8
of which CDO	1,195
of which	18	Vendor price	Price, in %		0	100	97
of which	288	Discounted cash flow	Discount rate, in %		0	33	10
			Prepayment rate, in %		0	20	14
			Credit spread, in bp		142	173	152
			Default rate, in %		0	8	3
			Loss severity, in %		0	100	39
of which	761	Market comparable	Price, in %		214	214	214
Equity	1,688
of which	252	Option model	Volatility, in %		2	237	28
of which	697	Market comparable	EBITDA multiple		3	13	9
			Price, in %		0	166	9
of which	7	Discounted cash flow	Capitalization rate, in %		7	7	7
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.
Quantitative information about level 3 assets at fair value (continued)
end of 2Q15	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Derivatives	4,856
of which interest rate products	1,141	Option model		Correlation, in %		14		100		74
				Prepayment rate, in %		1		30		15
				Volatility skew, in %		(9)		1		(4)
				Mean reversion, in %	[2]	5		10		10
				Credit spread, in bp		158		2,063		350
of which equity/index-related products	938
of which	824	Option model		Correlation, in %		(88)		97		16
				Volatility, in %		0		237		26
of which	84	Market comparable		EBITDA multiple		4		10		7
				Price, in %		111		114		111
of which credit derivatives	1,292	Discounted cash flow		Credit spread, in bp		1		22,911		8,042
				Recovery rate, in %		0		70		22
				Discount rate, in %		1		47		20
				Default rate, in %		0		45		6
				Loss severity, in %		10		100		64
				Correlation, in %		43		97		80
				Prepayment rate, in %		0		12		4
				Funding spread, in bp		51		125		68
Other	3,897
of which	2,928	Market comparable		Price, in %		0		103		47
of which	875	Discounted cash flow		Market implied life expectancy, in years		3		19		8
Trading assets	14,137
Investment securities	148	–		–		–		–		–
Private equity	1,094	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Hedge funds	237	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Other equity investments	1,471
of which private	1,469
of which	296	Discounted cash flow		Contingent probability, in %		69		69		69
of which	954	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Life finance instruments	1,625	Discounted cash flow		Market implied life expectancy, in years		2		20		8
Other investments	4,427
Loans	8,269
of which commercial and industrial loans	5,306
of which	4,185	Discounted cash flow		Credit spread, in bp		20		2,684		517
of which	856	Market comparable		Price, in %		0		106		63
of which financial institutions	1,820
of which	1,553	Discounted cash flow		Credit spread, in bp		44		813		305
of which	61	Market comparable		Price, in %		100		101		100
Other intangible assets (mortgage servicing rights)	81	–		–		–		–		–
Other assets	5,653
of which loans held-for-sale	5,291
of which	2,727	Vendor price		Price, in %		0		170		99
of which	728	Discounted cash flow		Credit spread, in bp		77		2,063		488
				Recovery rate, in %		1		38		34
of which	1,386	Market comparable		Price, in %		0		104		68
Total level 3 assets at fair value	32,861
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.
Quantitative information about level 3 assets at fair value (continued)
end of 4Q14	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	Discounted cash flow	Funding spread, in bp		350	350	350
Debt	4,465
of which corporates	1,435
of which	201	Option model	Correlation, in %		(88)	97	17
			Buyback probability, in %	[2]	50	100	68
of which	180	Market comparable	Price, in %		0	124	67
of which	1,051	Discounted cash flow	Credit spread, in bp		9	1,644	361
of which RMBS	612	Discounted cash flow	Discount rate, in %		1	31	9
			Prepayment rate, in %		0	29	8
			Default rate, in %		1	19	3
			Loss severity, in %		0	100	50
of which CMBS	257	Discounted cash flow	Capitalization rate, in %		7	10	8
			Discount rate, in %		0	28	9
			Prepayment rate, in %		0	20	12
			Default rate, in %		0	21	1
			Loss severity, in %		0	35	3
of which CDO	1,421
of which	89	Vendor price	Price, in %		0	100	95
of which	286	Discounted cash flow	Discount rate, in %		3	23	7
			Prepayment rate, in %		0	20	17
			Default rate, in %		0	7	2
			Loss severity, in %		3	100	35
of which	837	Market comparable	Price, in %		93	196	191
Equity	1,566
of which	765	Market comparable	EBITDA multiple		3	13	9
			Price, in %		1	163	51
of which	26	Discounted cash flow	Capitalization rate, in %		7	7	7
			Discount rate, in %		15	15	15
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.
Quantitative information about level 3 assets at fair value (continued)
end of 4Q14	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Derivatives	6,823
of which interest rate products	1,803	Option model		Correlation, in %		9		100		76
				Prepayment rate, in %		0		33		24
				Volatility skew, in %		(9)		3		(1)
				Mean reversion, in %	[2]	5		10		10
				Credit spread, in bp		229		1,218		1,046
of which equity/index-related products	1,063	Option model		Correlation, in %		(88)		97		8
				Volatility, in %		0		276		27
of which credit derivatives	2,569	Discounted cash flow		Credit spread, in bp		1		6,087		614
				Recovery rate, in %		0		75		20
				Discount rate, in %		1		38		18
				Default rate, in %		1		43		7
				Loss severity, in %		10		100		65
				Correlation, in %		46		97		83
				Prepayment rate, in %		0		9		4
				Funding spread, in bp		51		106		80
Other	4,326
of which	3,493	Market comparable		Price, in %		0		104		50
of which	770	Discounted cash flow		Market implied life expectancy, in years		3		20		9
Trading assets	17,180
Investment securities	3	–		–		–		–		–
Private equity	1,286	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Hedge funds	314	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Other equity investments	1,849
of which private	1,850
of which	337	Discounted cash flow		Contingent probability, in %		69		69		69
of which	1,051	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Life finance instruments	1,834	Discounted cash flow		Market implied life expectancy, in years		2		21		8
Other investments	5,283
Loans	9,353
of which commercial and industrial loans	5,853
of which	5,011	Discounted cash flow		Credit spread, in bp		34		2,528		462
				Recovery rate, in %		0		100		68
of which	650	Market comparable		Price, in %		0		100		82
of which financial institutions	1,494	Discounted cash flow		Credit spread, in bp		60		813		304
Other intangible assets (mortgage servicing rights)	70	–		–		–		–		–
Other assets	7,468
of which loans held-for-sale	6,851
of which	2,654	Vendor price		Price, in %		0		109		99
of which	1,321	Discounted cash flow		Credit spread, in bp		146		2,047		334
				Recovery rate, in %		1		39		30
of which	2,430	Market comparable		Price, in %		0		100		67
Total level 3 assets at fair value	39,434
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.
Quantitative information about level 3 liabilities at fair value
end of 2Q15	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	58	–	–		–	–	–
Trading liabilities	4,413
of which interest rate derivatives	897	Option model	Basis spread, in bp		(9)	84	48
			Correlation, in %		14	100	81
			Mean reversion, in %	[2]	5	10	9
			Prepayment rate, in %		1	30	9
			Gap risk, in %	[3]	20	20	20
of which foreign exchange derivatives	285	Option model	Correlation, in %		(10)	70	54
			Prepayment rate, in %		23	30	26
of which equity/index-related derivatives	1,151
of which	1,054	Option model	Correlation, in %		(88)	97	16
			Skew, in %		42	208	116
			Volatility, in %		1	237	24
			Buyback probability, in %	[4]	50	100	59
of which	23	Market comparable	Price, in %		111	111	111
of which credit derivatives	1,457	Discounted cash flow	Credit spread, in bp		1	22,911	5,669
			Discount rate, in %		1	47	19
			Default rate, in %		0	45	6
			Recovery rate, in %		15	75	38
			Loss severity, in %		10	100	64
			Correlation, in %		14	95	52
			Funding spread, in bp		51	125	68
			Prepayment rate, in %		0	12	4
Short-term borrowings	218	–	–		–	–	–
Long-term debt	13,847
of which structured notes over two years	9,563
of which	8,094	Option model	Correlation, in %		(88)	99	16
			Volatility, in %		2	237	27
			Buyback probability, in %	[4]	50	100	59
			Gap risk, in %	[3]	0	4	1
of which	388	Discounted cash flow	Credit spread, in bp		143	173	168
of which non-recourse liabilities	2,785
of which	2,747	Vendor price	Price, in %		0	170	99
of which	38	Market comparable	Price, in %		0	100	10
Other liabilities	2,070
of which failed sales	514
of which	292	Market comparable	Price, in %		0	100	88
of which	215	Discounted cash flow	Credit spread, in bp		345	2,063	1,372
			Discount rate, in %		6	17	11
			Recovery rate, in %		38	38	38
Total level 3 liabilities at fair value	20,606
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
Quantitative information about level 3 liabilities at fair value (continued)
end of 4Q14	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	100	–	–		–	–	–
Trading liabilities	6,417
of which interest rate derivatives	1,202	Option model	Basis spread, in bp		(11)	85	44
			Correlation, in %		9	100	78
			Mean reversion, in %	[2]	5	10	9
			Prepayment rate, in %		0	33	21
			Gap risk, in %	[3]	20	20	20
of which foreign exchange derivatives	560	Option model	Correlation, in %		(10)	70	50
			Prepayment rate, in %		22	33	28
of which equity/index-related derivatives	1,466	Option model	Correlation, in %		(88)	97	17
			Skew, in %		44	260	110
			Volatility, in %		1	276	27
			Buyback probability, in %	[4]	50	100	68
of which credit derivatives	2,760	Discounted cash flow	Credit spread, in bp		1	6,087	508
			Discount rate, in %		2	34	17
			Default rate, in %		1	43	7
			Recovery rate, in %		0	75	28
			Loss severity, in %		10	100	65
			Correlation, in %		9	94	57
			Funding spread, in bp		51	82	64
			Prepayment rate, in %		0	12	4
Short-term borrowings	95	–	–		–	–	–
Long-term debt	14,608
of which structured notes over two years	10,267
of which	8,002	Option model	Correlation, in %		(88)	99	18
			Volatility, in %		4	276	30
			Buyback probability, in %	[4]	50	100	68
			Gap risk, in %	[3]	0	3	0
of which	515	Discounted cash flow	Credit spread, in bp		228	597	455
of which non-recourse liabilities	2,952
of which	2,766	Vendor price	Price, in %		0	109	99
of which	90	Market comparable	Price, in %		0	100	7
Other liabilities	3,363
of which failed sales	616
of which	450	Market comparable	Price, in %		0	103	63
of which	124	Discounted cash flow	Credit spread, in bp		852	1,286	912
			Recovery rate, in %		39	39	39
Total level 3 liabilities at fair value	24,583
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
Qualitative discussion of the ranges of significant unobservable inputs
The following sections provide further information about the ranges of significant unobservable inputs included in the tables above. The level of aggregation and diversity within the financial instruments disclosed in the tables above result in certain ranges of significant inputs being wide and unevenly distributed across asset and liability categories.
Discount rate
The discount rate is the rate of interest used to calculate the present value of the expected cash flows of a financial instrument. There are multiple factors that will impact the discount rate for any given financial instrument including the coupon on the instrument, the term and the underlying risk of the expected cash flows. Two instruments of similar term and expected cash flows may have significantly different discount rates because the coupons on the instruments are different.
Default rate and loss severity
For financial instruments backed by residential real estate or other assets, diversity in the portfolio is reflected in a wide range for loss severity due to varying levels of default. The lower end of the range represents high performing or government guaranteed collateral with a low probability of default or guaranteed timely payment of principal and interest, while the higher end of the range relates collateral with a greater risk of default.
Credit spread and recovery rate
For financial instruments where credit spread is the significant unobservable input, the wide range represents positions with varying levels of risk. The lower end of the credit spread range typically represents shorter-dated instruments and/or those with better perceived credit risk. The higher end of the range typically comprises longer-dated financial instruments or those referencing non-performing, distressed or impaired reference credits. Similarly, the spread between the reference credit and an index can vary significantly based on the risk of the instrument. The spread will be positive for instruments that have a higher risk of default than the index (which is based on a weighted average of its components) and negative for instruments that have a lower risk of default than the index.
Similarly, recovery rates can vary significantly depending upon the specific assets and terms of each transaction. Transactions with higher seniority or more valuable collateral will have higher recovery rates, while those transactions which are more subordinated or with less valuable collateral will have lower recovery rates.
Correlation
There are many different types of correlation inputs, including credit correlation, cross-asset correlation (such as equity-interest rate correlation), and same-asset correlation (such as interest rate-interest rate correlation). Correlation inputs are generally used to value hybrid and exotic instruments. Generally, same-asset correlation inputs have a narrower range than cross-asset correlation inputs. However, due to the complex and unique nature of these instruments, the ranges for correlation inputs can vary widely across portfolios.
Prepayment rate
Prepayment rates may vary from collateral pool to collateral pool, and are driven by a variety of collateral-specific factors, including the type and location of the underlying borrower, the remaining tenor of the obligation and the level and type (e.g., fixed or floating) of interest rate being paid by the borrower.
Volatility and skew
Volatility and skew are impacted by the underlying risk, term and strike price of the derivative. In the case of interest rate derivatives, volatility rates may vary significantly between different underlying currencies and expiration dates on the options. Similarly, equity derivatives’ volatility may vary greatly depending upon the underlying reference name on the derivative.
Market implied life expectancy
Market implied life expectancy is the primary significant unobservable input on such products as life settlement, premium finance and SPIA, and represents the estimated mortality rate for the underlying insured for each contract. This estimate may vary depending upon multiple factors including the age and specific health characteristics of the insured.
Price
Bond equivalent price is a primary significant unobservable input for multiple products. Where market prices are not available for an instrument, benchmarking may be utilized to identify comparable issues (same industry and similar product mixes) while adjustments are considered for differences in deal terms and performance.
Buyback probability
Buyback probability is the primary significant unobservable input for fund-linked certificates where a historical analysis of buyback rates provides a floor value with the market assumed to price an uncertainty premium into the mark. The default level is 50% with 100% used in cases where the deal is large, concentrated with one counterparty or where other factors indicate enhanced buyback risk.
Gap risk
Gap risk is the primary significant unobservable input for fund-linked Constant Proportion Portfolio Insurance products and represents the idea that prices will change from one level to another with no trading in between. Pricing sources are considered as a reference floor only because most of the contributors are no longer active in the market.
Mean reversion
Mean reversion is the primary significant unobservable input for callable constant maturity swap (CMS) spread exotics and represents the idea that prices and returns eventually move back towards the historical average.
Funding spread
Funding spread is the primary significant unobservable input for special purpose vehicle funding facilities. Synthetic funding curves which represent the assets pledged as collateral are used to value structured financing transactions. The curves provide an estimate of where secured funding can be sourced and are expressed as a basis point spread in relation to the referenced benchmark rate.
Capitalization rate
Capitalization rate is the primary significant unobservable input for CMBS loans and is used to estimate the potential return on investment. This is done by dividing the yearly income by the total value of the property.
Basis spread
Basis spread is the primary significant unobservable input for non-callable constant maturity treasury-CMS products and is used to determine interest rate risk as a result of differing lending and borrowing rates.
Contingent probability
Contingent probability is the primary significant unobservable input for contingent swaps and forwards as well as some private equity investments where payments may be contingent on the occurrence of an event.
EBITDA multiple
EBITDA multiple is a primary significant unobservable input for some equity deals which are benchmarked using industry comparables. The EBITDA multiple may be preferred over other measures because it is normalized for differences between the accounting policies of similar companies.
Fair value measurements of investments in certain entities that calculate NAV per share
Investments in funds held in trading assets and liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.
Investment in funds held in other investments principally involves private securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to the discretion of the Board of Directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.
Furthermore, for those investments held in both trading assets and other investments that are nonredeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which are generally up to 10 years.
The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.
Fair value, unfunded commitments and term of redemption conditions
end of	2Q15							4Q14
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	8		25		33	0		7		106		113	0
Equity funds	88		1,546	[1]	1,634	0		102		1,842	[2]	1,944	0
Equity funds sold short	0		(32)		(32)	0		0		(42)		(42)	0
Total funds held in trading assets and liabilities	96		1,539		1,635	0		109		1,906		2,015	0
Debt funds	227		74		301	1		296		187		483	1
Equity funds	1		0		1	0		0		0		0	0
Others	0		39		39	0		0		50		50	0
Hedge funds	228		113	[3]	341	1		296		237	[4]	533	1
Debt funds	17		0		17	18		17		0		17	15
Equity funds	459		0		459	120		585		0		585	123
Real estate funds	289		0		289	90		302		0		302	98
Others	329		0		329	138		382		0		382	158
Private equities	1,094		0		1,094	366		1,286		0		1,286	394
Equity method investments	328		45		373	0		378		43		421	0
Total funds held in other investments	1,650		158		1,808	367		1,960		280		2,240	395
Total fair value	1,746	[5]	1,697	[6]	3,443	367	[7]	2,069	[5]	2,186	[6]	4,255	395	[7]
1
43 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days , 31 % is redeemable on an annual basis with a notice period of more than 60 days , 21 % is redeemable on a monthly basis with a notice period primarily of less than 30 days , and 5 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

2
42 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days , 28 % is redeemable on an annual basis with a notice period of more than 60 days , 16 % is redeemable on a monthly basis with a notice period primarily of less than 30 days , and 14 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

3
88 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 4 % is redeemable on demand with a notice period primarily of more than 60 days , 4 % is redeemable on a monthly basis with a notice period of more than 30 days , and 4 % is redeemable on an annual basis with a notice period of more than 60 days .

4
87 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , and 11 % is redeemable on an annual basis with a notice period of more than 60 days .

5 Includes CHF 497 million and CHF 612 million attributable to noncontrolling interests in 2Q15 and 4Q14, respectively.
6 Includes CHF 37 million and CHF 138 million attributable to noncontrolling interests in 2Q15 and 4Q14, respectively.
7 Includes CHF 159 million and CHF 185 million attributable to noncontrolling interests in 2Q15 and 4Q14, respectively.
Nonrecurring fair value changes
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment. The Group typically uses nonfinancial assets measured at fair value on a recurring or nonrecurring basis in a manner that reflects their highest and best use.
Nonrecurring fair value changes
end of	2Q15	4Q14
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.0	1.4
of which level 2	0.0	1.2
of which level 3	0.0	0.2
Fair value option
The Group has availed itself of the simplification in accounting offered under the fair value option, primarily in Investment Banking and Private Banking & Wealth Management’s Asset Management business. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. That is, for instruments for which there was an inability to achieve hedge accounting and for which the Group is economically hedged, the Group has elected the fair value option. Similarly, where the Group manages an activity on a fair value basis but previously has been unable to achieve fair value accounting, the Group has utilized the fair value option to align its risk management reporting to its financial accounting.
> Refer to “Note 34 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2014 for further information on the Group’s election of the fair value option for certain of its financial statement captions.
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
end of	2Q15			4Q14
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,239	4,130	(2,891)	1,147	3,816	(2,669)
Financial instruments (CHF million)
Interest-bearing deposits with banks	2	2	0	0	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	80,636	80,426	210	104,283	104,027	256
Loans	19,778	20,646	(868)	22,913	23,782	(869)
Other assets [1]	23,256	28,802	(5,546)	26,088	33,091	(7,003)
Due to banks and customer deposits	(777)	(742)	(35)	(914)	(873)	(41)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(41,920)	(41,940)	20	(54,732)	(54,661)	(71)
Short-term borrowings	(4,256)	(4,343)	87	(3,861)	(3,918)	57
Long-term debt	(76,517)	(78,343)	1,826	(81,166)	(81,322)	156
Other liabilities	(1,315)	(2,842)	1,527	(1,268)	(2,767)	1,499
1 Primarily loans held-for-sale.
Gains and losses on financial instruments
in	6M15		6M14
	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	1	[1]	0	[1]
of which related to credit risk	(1)		(1)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	640	[1]	472	[1]
Other investments	(37)	[2]	202	[3]
of which related to credit risk	(2)		3
Loans	442	[1]	531	[1]
of which related to credit risk	45		70
Other assets	355	[1]	952	[1]
of which related to credit risk	(64)		351
Due to banks and customer deposits	36	[2]	(26)	[2]
of which related to credit risk	27		(8)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	47	[2]	(38)	[1]
Short-term borrowings	(18)	[2]	(46)	[2]
Long-term debt	660	[2]	(2,162)	[2]
of which related to credit risk [4]	288		(47)
Other liabilities	189	[2]	45	[3]
of which related to credit risk	11		(39)
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4
Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt and on debit valuation adjustments on structured notes related to credit risk were CHF (8) million and CHF 301 million in 6M15, respectively, and CHF (121) million and zero in 6M14, respectively.

Financial instruments not carried at fair value
The following table provides the carrying value and fair value of financial instruments which are not carried at fair value in the consolidated balance sheet. The disclosure excludes all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2Q15 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	57,198	0	57,198	0	57,198
Loans	246,577	0	250,181	4,732	254,913
Other financial assets [1]	173,797	104,830	67,841	1,478	174,149
Financial liabilities
Due to banks and deposits	382,047	208,092	173,940	0	382,032
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	16,647	0	16,647	0	16,647
Short-term borrowings	22,144	0	22,146	0	22,146
Long-term debt	106,138	0	106,105	1,170	107,275
Other financial liabilities [2]	73,585	1	72,876	566	73,443
4Q14 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	58,925	0	58,925	0	58,925
Loans	245,866	0	248,969	3,678	252,647
Other financial assets [1]	148,473	80,520	66,714	1,579	148,813
Financial liabilities
Due to banks and deposits	390,984	217,482	173,501	0	390,983
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	15,387	0	15,387	0	15,387
Short-term borrowings	22,061	0	22,064	0	22,064
Long-term debt	96,732	0	97,105	1,201	98,306
Other financial liabilities [2]	85,066	15	84,336	586	84,937
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.